Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Other commitments
Maturity less than 1 year	SFr 33,962	SFr 38,410
Maturity greater than 1 year	84,762	104,092
Total gross amount	118,724	142,502
Total net amount	115,012	138,587
Collateral received	54,122	65,798
Unused revocable credit limits	98,321	98,495
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,171	4,022
Maturity greater than 1 year	8	7
Total gross amount	4,179	4,029
Total net amount	4,117	3,935
Collateral received	2,849	2,468
Loan commitments
Other commitments
Maturity less than 1 year	27,894	33,890
Maturity greater than 1 year	84,611	103,763
Total gross amount	112,505	137,653
Total net amount	108,855	133,833
Collateral received	50,428	63,276
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	837	48
Maturity greater than 1 year	0	0
Total gross amount	837	48
Total net amount	837	48
Collateral received	837	48
Other commitments
Other commitments
Maturity less than 1 year	1,060	450
Maturity greater than 1 year	143	322
Total gross amount	1,203	772
Total net amount	1,203	771
Collateral received	SFr 8	SFr 6